Warrant derivative liability, Fair value of warrant derivative liability (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant Derivative Liability [Abstract]
Balance as of period start	$ 2,220	$ 0	$ 0
Change in fair value of derivative liability	(1,379)	$ 0	90	$ 0
Balance as of period end	$ 841		$ 2,220	$ 0